CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value		$ 0.01
Convertible preferred stock, par value	$ 0.01
Preferred stock, shares authorized		50,000,000
Convertible preferred stock, shares authorized	50,000,000
Preferred Stock, Shares Issued		0
Convertible preferred stock, shares issued	435,000
Preferred stock, shares outstanding		0
Convertible preferred stock, shares outstanding	435,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	101,136,017	91,680,441
Common stock, shares outstanding	101,136,017	91,680,441